Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2017	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	¥ 13,066	¥ 26,581
Liability derivatives Fair value	34,770	19,798
Options held
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	776	1,708
Futures
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	67	694
Liability derivatives Fair value	1,917	37
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	18	57
Liability derivatives Fair value	314	45
Variable Annuity and Variable Life Insurance Contracts | Options held
Derivatives, Fair Value [Line Items]
Notional amount	42,006	46,063
Variable Annuity and Variable Life Insurance Contracts | Futures
Derivatives, Fair Value [Line Items]
Notional amount	41,440	52,791
Variable Annuity and Variable Life Insurance Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	¥ 13,533	¥ 16,690